DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Description of Business and Basis of Presentation [Abstract]
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

NOTE 1 – DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

The Company

Ondas Holdings Inc. (“Ondas Holdings,” the “Company,” “we,” or “our”) was originally incorporated in Nevada on December 22, 2014 under the name of Zev Ventures Incorporated. On September 28, 2018, we closed an acquisition, described below, changed our name to Ondas Holdings Inc., and Ondas Networks Inc., a Delaware corporation (“Ondas Networks”), became our sole focus and wholly owned subsidiary. The corporate headquarters for Ondas Holdings and operational headquarters for Ondas Networks is located in Sunnyvale, California.

We have two wholly owned subsidiaries: (i) Ondas Networks, our operating company, originally incorporated in Delaware on February 16, 2006 under the name Full Spectrum Inc., subsequently changed to Ondas Networks Inc. on August 10, 2018, and (ii) FS Partners (Cayman) Limited, a Cayman Islands limited liability company (“FS Partners”). We have one majority owned subsidiary, Full Spectrum Holding Limited, a Cayman Islands limited liability company (“FS Holding”), which owned 100% of Ondas Network Limited, organized in Chengdu Province, China. FS Partners and Ondas Network Limited were both formed for the purpose of operating in China. As of December 31, 2019, we revised our business strategy, and discontinued all operations in China. On June 2, 2020, Ondas Network Limited was deregistered by the authority of the Chengdu High-Tech Zone, Market Supervision Administration. We are in the process of dissolving FS Partners and FS Holding and expect the process to be completed by the end of 2020.

Business Activity

Ondas Networks provides wireless connectivity solutions enabling mission-critical Industrial Internet applications and services. We refer to these applications as the Mission-Critical Internet of Things (“MC-IoT”). The Company’s wireless networking products are applicable to a wide range of MC-IoT applications which are most often located at the very edge of large industrial networks. We design, develop, manufacture, sell and support FullMAX, our patented, Software Defined Radio (“SDR”) platform for secure, licensed, private, wide-area broadband networks. Our customers install FullMAX systems in order to upgrade and expand their legacy wide-area network (“WAN”) infrastructure.

We sell our products and services globally through a direct sales force and value-added sales partners to critical infrastructure providers including major rail operators, commercial and industrial drone operators, electric and gas utilities, water and wastewater utilities, oil and gas producers and pipeline operators, and for other critical infrastructure applications in areas such as homeland security and defense, and transportation.

Our business consists of a single segment of products and services all of which are sold and provided in the United States and certain international markets.

Siemens Mobility, Inc. Agreements

On April 23, 2020, effective April 24, 2020, the Company and Siemens Mobility, Inc. (“Siemens”) (the “Parties”) entered into a Joint Development Agreement (the “JDA”) and a Brand Label and Master Purchase Agreement (the “BLA”). The JDA calls for the joint development of (i) a dual-mode 900 MHz over-the-air advanced train control system (“ATCS’) compatible, MC-IoT capable base station radio and (ii) a dual-purpose 900 MHz, over-the-air ATCS compatible, MC-IoT capable wayside radio. The BLA calls for the purchase by Siemens of certain products developed under the JDA to create a Siemens-branded portfolio of wireless radio communication systems to the North American Rail Market. These agreements follow a Letter of Intent entered into by the Parties on November 19, 2019 wherein the Company would begin preliminary work to establish (i) project scope, (ii) project management plan, (ii) project schedule, (iv) system requirements specifications, and (v) software containerization requirements specifications.

Reverse Stock Split

On November 3, 2020, the Board of Directors of the Company approved a 1-for-3 reverse stock split of the Company’s authorized and outstanding common stock, effective November 13, 2020 (the “Reverse Stock Split”).  No fractional shares were issued in connection with the Reverse Stock Split.  Any fractional shares resulting from the Reverse Stock Split were rounded up to the nearest whole share.  The Company’s common stock commenced trading on a post-split basis on November 16, 2020. All common stock, stock options, restricted stock units , warrants and related per share amounts for all periods presented have been retroactively adjusted to give effect to the Reverse Stock Split.

The Acquisition

On September 28, 2018, we entered into the Agreement and Plan of Merger and Reorganization (the “Merger Agreement”) with Zev Merger Sub, Inc. and Ondas Networks to acquire Ondas Networks. The transactions contemplated by the Merger Agreement were consummated on September 28, 2018 (the “Closing”), and pursuant to the terms of the Merger Agreement, all outstanding shares of common stock of Ondas Networks, $0.00001 par value per share, (the “Ondas Networks Shares”), were exchanged for shares of our common stock, $0.0001 par value per share (the “Company Shares”). Accordingly, Ondas Networks became our wholly owned subsidiary and its business became the business of the Company.

At the Closing, each Ondas Networks Share outstanding immediately prior to the Closing was converted into 1.274 Company Shares (the “Exchange Ratio”), with all fractional shares rounded down to the nearest whole share. Accordingly, we issued an aggregate of 8,487,911 Company Shares for all of the then-outstanding Ondas Networks Shares.

In connection with the Closing, we amended and restated our articles of incorporation, effective September 28, 2018 to (i) change our name to Ondas Holdings Inc. and (ii) increase our authorized capital to 126,666,667 shares, consisting of 116,666,667 shares of common stock, par value $0.0001 per share, and 10,000,000 shares of “blank check” preferred stock, par value $0.0001 per share. In connection with the Acquisition, our trading symbol changed to “ONDS” effective at the opening of business on October 5, 2018.

Also in connection with the Closing, (i) our sole director appointed additional individuals, who previously were members of the board of directors of Ondas Networks and its chief executive officer, to serve on our Board, and our Board subsequently appointed executive officers; (ii) the former holders of the Ondas Networks Shares executed lock-up agreements (the “Lock-Up Agreements”), which provided for an initial 12-month lock-up period, commencing with the date of the Closing, with a subsequent 12-month limited sale period; (iii) we entered into a Common Stock Repurchase Agreement with Energy Capital, LLC, a current stockholder of the Company (“Energy Capital”), pursuant to which the entity sold an aggregate of 10,866,657 Company Shares (the “Repurchase Shares”) to us at $0.0001 per share, for an aggregate consideration of $3,260, which Repurchase Shares were canceled and returned to our authorized but unissued shares; (iv) our Board approved, and our stockholders adopted, the 2018 Incentive Stock Plan (the “2018 Plan”) pursuant to which 10 million Company Shares have been reserved for issuance to employees, including officers, directors and consultants; and (v) we entered into a Loan and Security Agreement with Energy Capital, pursuant to which Energy Capital agreed to lend us an aggregate principal amount of up to $10 million, subject to specified conditions.

On August 30, 2019, the Company entered into a First Amendment to Lock-Up Agreements (the “Amendment”) with stockholders owning an aggregate of 8,142,894 of the Company Shares, representing 41% of the Company’s then outstanding shares of common stock. The Amendment revised the terms of the Lock-Up Agreements to extend the lock-up period to September 28, 2020 and eliminated the 12-month limited sale period. The Lock-Up Agreements were subsequently amended to extend the lock-up period to March 28, 2021.

In accordance with ASC 805-40, Reverse Acquisitions, the historical capital stock account of Ondas Networks immediately prior to the Closing was carried forward and retroactively adjusted to reflect the par value of the outstanding stock of the Company, including the number of shares issued in the Closing as we are the surviving legal entity. Additionally, retained earnings of Ondas Networks has been carried forward after the Closing. All share and per share amounts in the condensed consolidated financial statements and related notes have been retrospectively adjusted to reflect the Exchange Ratio in connection with the Acquisition.

Liquidity and Going Concern

We have incurred losses since inception and have funded our operations primarily through debt and the sale of capital stock. At September 30, 2020, we had a stockholders’ deficit of approximately $13,700,000. At September 30, 2020, we had net short and long-term borrowings outstanding of approximately $11,800,000 and $600,000, respectively. As of September 30, 2020, we had cash available of approximately $2,100,000 and a working capital deficit of approximately $14,100,000.

Our future capital requirements will depend upon many factors, including progress with developing, manufacturing and marketing our technologies, the time and costs involved in preparing, filing, prosecuting, maintaining and enforcing patent claims and other proprietary rights, our ability to establish collaborative arrangements, marketing activities and competing technological and market developments, including regulatory changes and overall economic conditions in our target markets. Our ability to generate revenue and achieve profitability requires us to successfully market and secure purchase orders for our products from customers currently identified in our sales pipeline as well as new customers. We also will be required to efficiently manufacturer and deliver equipment on those purchase orders. These activities, including our planned research and development efforts, will require significant uses of working capital through the end of 2020 and beyond. Based on our current operating plans, we believe that our existing cash at the time of this filing will only be sufficient to meet our anticipated operating needs through March 31, 2021.

Accounting standards require management to evaluate the Company’s ability to continue as a going concern for a period of one year subsequent to the date of the filing of this Form 10-Q (“evaluation period”). As such, we have evaluated if cash on hand and cash generated through operating activities would be sufficient to sustain projected operating activities through November 6, 2021. We anticipate that our current resources will be insufficient to meet our cash requirements throughout the evaluation period, including funding anticipated losses and scheduled debt maturities. We expect to seek additional funds from a combination of dilutive and/or nondilutive financings in the future. Because such transactions have not been finalized, receipt of additional funding is not considered probable under current accounting standards. If we do not generate sufficient cash flows from operations and obtain sufficient funds when needed, we expect that we would scale back our operating plan by deferring or limiting some, or all, of our capital spending, and/or eliminating planned headcount additions, as well as other cost reductions to be determined. Because such contingency plans have not been finalized (the specifics would depend on the situation at the time), such actions are also not considered probable for purposes of current accounting standards. Because, under current accounting standards, neither future cash generated from operating activities, nor management’s contingency plans to mitigate the risk and extend cash resources through the evaluation period, are considered probable, substantial doubt is deemed to exist about the Company’s ability to continue as a going concern. As we continue to incur losses, our transition to profitability is dependent upon achieving a level of revenues adequate to support our cost structure. We may never achieve profitability, and unless and until doing so, we intend to fund future operations through additional dilutive or non-dilutive financings. There can be no assurances; however, that additional funding will be available on terms acceptable to us, if at all.

The financial information contained in these financial statements have been prepared on a basis that assumes that we will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. This financial information and these financial statements do not include any adjustments that may result from the outcome of this uncertainty.

COVID-19

In December 2019, a novel strain of coronavirus (“COVID-19”) was identified in Wuhan, China, and has subsequently spread to other regions of the world, and has resulted in increased travel restrictions, business disruptions and emergency quarantine measures across the world including the United States.

The Company’s business, financial condition and results of operations were impacted from the COVID-19 pandemic during the three and nine months ended September 30, 2020 as follows:

●	sales and marketing efforts were disrupted as our business development team was unable to travel to visit customers and customers were unable to receive visitors for on-location meetings;

●	field activity for testing and deploying our wireless systems was delayed due to the inability for our field service team to install and test equipment for our customers;

●	supply chain disruptions led to component shortages and inefficiencies in and delays in producing and delivering equipment for certain purchase orders; and

●	delays in fulfilling purchase orders reduced our cash flow from operations.

In the first quarter of 2020, we reduced our business activity to critical operations only, and furloughed 80% of our workforce. Per orders issued by the Health Officer of the County of Santa Clara, our corporate headquarters were closed, except for functions related to the support of remote workers and product support related to the essential transportation sector. On May 13, 2020, we reopened our corporate headquarters and as of September 30, 2020 we have no employees remaining on furlough. Of the 18 employees previously furloughed, 14 are currently employed by us.

On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) was enacted. The CARES Act is an approximately $2 trillion emergency economic stimulus package in response to the Coronavirus outbreak, which among other things contains numerous income tax provisions. Some of these tax provisions are expected to be effective retroactively for years ending before the date of enactment. The Company applied for, and received, funds under the Paycheck Protection Program after the period end in the approximate amount of $666,000. The application for these funds requires the Company to, in good faith, certify that the current economic uncertainty made the loan request necessary to support operations of the Company. This certification further requires the Company to consider its current business activity and ability to access other sources of liquidity sufficient to support ongoing operations in a manner that is not significantly detrimental to the business. The receipt of these funds, and the forgiveness of the loan related to these funds, is dependent on the Company having initially qualified for the loan and qualifying for the forgiveness of such loan based on our future adherence to the forgiveness criteria.

The Company expects its business, financial condition and results of operations will be impacted from the COVID-19 pandemic for the remainder of 2020 primarily due to the deferral of customer activity from the first half of the year. Further, the COVID-19 pandemic is ongoing and remains an unknown risk for the foreseeable future. The extent to which the coronavirus may impact our business will depend on future developments, which are highly uncertain and cannot be predicted, including new information which may emerge concerning the severity of the coronavirus.  As a result, the Company is unable to reasonably estimate the full extent of the impact from the COVID-19 pandemic on its future business, financial condition and results of operations. The Company may also be unable to comply with the financial and other material covenants under its debt agreements and may not be able to negotiate waivers or amendments to such debt agreements in order to maintain ongoing compliance. In addition, if the Company were to experience any new impact to its operations, or incur additional unanticipated costs and expenses as a result of the COVID-19 pandemic, such operational delays and unanticipated costs and expenses there could be a further adverse impact on the Company’s business, financial condition and results of operations in 2020 and 2021.

NOTE 1 – DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

The Company

Ondas Holdings Inc. (the “Company”) was originally incorporated in Nevada on December 22, 2014 under the name of Zev Ventures Incorporated. On September 28, 2018, we closed the Acquisition, described below, changed our name to Ondas Holdings Inc., and Ondas Networks Inc., a Delaware corporation (“Ondas Networks”), became our sole focus and wholly owned subsidiary. The corporate headquarters for Ondas Holdings Inc. and operational headquarters for Ondas Networks Inc. is located in Sunnyvale, California. Unless otherwise stated or unless the context otherwise requires, the description of our business set forth below is provided on a combined basis, taking into account our subsidiary, Ondas Networks. Ondas Networks was originally incorporated in Delaware on February 16, 2006 under the name of Full Spectrum Inc. On August 10, 2018, the name was changed to Ondas Networks Inc.

We have two wholly owned subsidiaries, Ondas Networks Inc., a Delaware corporation, which is our operating company, and FS Partners (Cayman) Limited, a Cayman Islands limited liability company. We have two majority owned subsidiaries, Full Spectrum Holding Limited, a Cayman Islands limited liability company, and Ondas Network Limited, a company registered to do business in China. Full Spectrum Holding Limited owns 100% of Ondas Network Limited. Both FS Partners (Cayman) Limited and Full Spectrum Holding Limited were formed for the purpose of beginning operations in China. As of December 31, 2019, we revised our business strategy and are in the process of dissolving our Cayman Islands and China-affiliated subsidiaries.

Ondas Networks’ wireless networking products are applicable to a wide range of mission critical operations that require secure communications over large geographic areas. We provide wireless connectivity solutions enabling mission-critical Industrial Internet applications and services. We refer to these applications as the Mission-Critical Internet of Things (MC-IoT).

We design, develop, manufacture, sell and support FullMAX, our multi-patented, state-of-the-art, point-to-multipoint, Software Defined Radio (SDR) platform for secure, licensed, private, wide-area broadband networks. Our customers purchase FullMAX system solutions to deploy wide-area intelligent networks (WANs) for smart grids, smart pipes, smart fields and other mission critical network that need internet protocol connectivity. We sell our products and services globally through a direct sales force and value-added sales partners to critical infrastructure providers including electric and gas utilities, water and wastewater utilities, oil and gas producers and pipeline operators, and for other critical infrastructure applications in areas such as homeland security and defense, and transportation. In addition, our FullMAX platform will be deployed to provide command and control connectivity solutions for drones and unmanned aerial systems (UAS).

Our business consists of a single segment of products and services all of which are sold and provided in the United States and certain international markets.

Reverse Stock Split

On November 3, 2020, the Board of Directors of the Company approved a 1-for-3 reverse stock split of the Company’s authorized and outstanding common stock, effective November 13, 2020 (the “Reverse Stock Split”).  No fractional shares were issued in connection with the Reverse Stock Split.  Any fractional shares resulting from the Reverse Stock Split were rounded up to the nearest whole share.  The Company’s common stock commenced trading on a post-split basis on November 16, 2020. All common stock, stock options, restricted stock units , warrants and related per share amounts for all periods presented have been retroactively adjusted to give effect to the Reverse Stock Split.

The Acquisition

On September 28, 2018, we entered into the Agreement and Plan of Merger and Reorganization (the “Merger Agreement”) with Zev Merger Sub, Inc. and Ondas Networks to acquire Ondas Networks. The transactions contemplated by the Merger Agreement were consummated on September 28, 2018 (the “Closing”), and pursuant to the terms of the Merger Agreement, all outstanding shares of common stock of Ondas Networks, $0.00001 par value per share, (the “Ondas Networks Shares”), were exchanged for shares of our common stock, $0.0001 par value per share (the “Company Shares”). Accordingly, Ondas Networks became our wholly-owned subsidiary and its business became the business of the Company.

At the Closing, each Ondas Networks Share outstanding immediately prior to the Closing was converted into 1.274 Company Shares (the “Exchange Ratio”), with all fractional shares rounded down to the nearest whole share. Accordingly, we issued an aggregate of 8,487,911 Company Shares for all of the then-outstanding Ondas Networks Shares.

In connection with the Closing, we amended and restated our articles of incorporation, effective September 28, 2018 to (i) change our name to Ondas Holdings Inc. and (ii) increase our authorized capital to 126,666,667 shares, consisting of 116,666,667 shares of common stock, par value $0.0001 per share, and 10,000,000 shares of “blank check” preferred stock, par value $0.0001 per share. In connection with the Acquisition, our trading symbol changed to “ONDS” effective at the opening of business on October 5, 2018.

Also in connection with the Closing, (i) our sole director appointed additional individuals, who previously were members of the board of directors of Ondas Networks and its chief executive officer, to serve on our board of directors, and our board of directors subsequently appointed executive officers; (ii) the former holders of the Ondas Networks Shares executed lock-up agreements (the “Lock-Up Agreements”), which provide for an initial 12-month lock-up period followed by a subsequent 12-month limited sale period, commencing with the date of the Closing (Effective August 30, 2019, the Company entered into a First Amendment to Lock-Up Agreements (the “Amendment”) with stockholders owning an aggregate of 8,142,894 of the Ondas Shares, representing 41% of the Company’s currently outstanding shares of common stock. The Amendment revised the terms of the Lock-Up Agreements to extend the lock-up period an additional twelve months to September 28, 2020 and eliminated the 12-month limited sale period); (iii) we entered into a Common Stock Repurchase Agreement with Energy Capital, LLC, a current stockholder of the Company (“Energy Capital”), pursuant to which the entity sold an aggregate of 10,866,657 Company Shares (the “Repurchase Shares”) to us at $0.0001 per share, for an aggregate consideration of $3,260, which Repurchase Shares were canceled and returned to our authorized but unissued shares; (iv) our board of directors approved, and our stockholders adopted, the 2018 Incentive Stock Plan (the “2018 Plan”) pursuant to which 3,333,334 Company Shares have been reserved for issuance to employees, including officers, directors and consultants; and (v) we entered into a Loan and Security Agreement with Energy Capital, pursuant to which Energy Capital agreed to lend us an aggregate principal amount of up to $10 million, subject to specified conditions.

In accordance with ASC 805-40, Reverse Acquisitions, the historical capital stock account of Ondas Networks immediately prior to the Closing was carried forward and retroactively adjusted to reflect the par value of the outstanding stock of the Company, including the number of shares issued in the Closing as we are the surviving legal entity. Additionally, retained earnings of Ondas Networks have been carried forward after the Closing. All share and per share amounts in the condensed consolidated financial statements and related notes have been retrospectively adjusted to reflect the one for 1.274 exchange of shares of common stock in connection with the Acquisition.

Liquidity

We have incurred losses since inception and have funded our operations primarily through debt and the sale of capital stock. As of December 31, 2019, we had an stockholders’ deficit of approximately $12.4 million. At December 31, 2019, we had short-term and long-term borrowings outstanding of approximately $10.1 million and $0.5 million, respectively. As of December 31, 2019, we had cash of approximately $2.2 million and a working capital deficit of approximately $12.8 million.

Our future capital requirements will depend upon many factors, including progress with developing, manufacturing and marketing our technologies, the time and costs involved in preparing, filing, prosecuting, maintaining and enforcing patent claims and other proprietary rights, our ability to establish collaborative arrangements, marketing activities and competing technological and market developments, including regulatory changes and overall economic conditions in our target markets. Our ability to generate revenue and achieve profitability requires us to successfully market and secure purchase orders for our products from customers currently identified in our sales pipeline and to new customers as well. We also will be required to efficiently manufacturer and deliver equipment on those purchase orders. These activities, including our planned research and development efforts, will require significant uses of working capital through the end of 2020 and beyond. Based on our current operating plans, we believe that our existing cash at the time of this filing will only be sufficient to meet our anticipated operating needs through March 2020.

Accounting standards require management to evaluate our ability to continue as a going concern for a period of one year subsequent to the date of the filing of the Annual Report for the year ended December 31, 2019 (“evaluation period”). As such, we have evaluated if cash on hand and cash generated through operating activities would be sufficient to sustain projected operating activities through March 13, 2021. We anticipate that our current resources will be insufficient to meet our cash requirements throughout the evaluation period, including funding anticipated losses and scheduled debt maturities. We expect to seek additional funds from a combination of dilutive and/or nondilutive financings in the future. Because such transactions have not been finalized, receipt of additional funding is not considered probable under current accounting standards. If we do not generate sufficient cash flows from operations and obtain sufficient funds when needed, we expect that we would scale back our operating plan by deferring or limiting some, or all, of our capital spending, reducing our spending on travel, and/or eliminating planned headcount additions, as well as other cost reductions to be determined. Because such contingency plans have not been finalized (the specifics would depend on the situation at the time), such actions also are not considered probable for purposes of current accounting standards. Because, under current accounting standards, neither future cash generated from operating activities, nor management’s contingency plans to mitigate the risk and extend cash resources through the evaluation period, are considered probable, substantial doubt is deemed to exist about the Company’s ability to continue as a going concern. As we continue to incur losses, our transition to profitability is dependent upon achieving a level of revenues adequate to support its cost structure. We may never achieve profitability, and unless and until doing so, we intend to fund future operations through additional dilutive or non-dilutive financings. There can be no assurances, however, that additional funding will be available on terms acceptable to us, if at all.

The financial information contained in these financial statements have been prepared on a basis that assumes that we will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. This financial information and these financial statements do not include any adjustments that may result from the outcome of this uncertainty.